                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2002
                                               -------------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------
     This Amendment (Check only one.):  [ ]    is a restatement.
                                        [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
              -----------------------------------
Address:      100 South Bedford Road, Suite 110
              -----------------------------------
              Mt. Kisco, NY  10549
              -----------------------------------

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:
/s/ David Sachs                        Mt. Kisco, New York       July  26, 2002
------------------------------------   -------------------       -------------
             [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        0
                                                 -----------
Form 13F Information Table Entry Total:                  28
                                                 -----------
Form 13F Information Table Value Total:            $ 85,025
                                                 -----------
                                                 (thousands)


List of Other Included Managers:

None
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        FORM 13F - INFORMATION TABLE - HOCKY MANAGEMENT CO. LLC (6/30/02)

                                                         MARKET VALUE  SHARES/  SH/   PUT   INVESTMENT
NAME OF ISSUER                TITLE OF CLASS    CUSIP       * 1000     PRN AMT  PRN  /CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ABERCROMBIE & FITCH CO        CL A            002896207      2829       117300  SH             SOLE              112700         4600
APTARGROUP INC                COMMON STOCK    038336103      5151       167500  SH             SOLE              161400         6100
CABLEVISION SYS CORP          CL A RAINB MED  12686C844      2463       281500  SH             SOLE              269700        11800
CHAMPIONSHIP AUTO RACING TEA  COMMON STOCK    158711101       349        35400  SH             SOLE               34100         1300
CITIZENS COMMUNICATIONS CO    COMMON STOCK    17453B101      4205       503000  SH             SOLE              483000        20000
COMCAST CORP                  CL A-SPL        200300200      1073        45000  SH             SOLE               43900         1100
CONAGRA FOODS INC             COMMON STOCK    205887102      3042       110000  SH             SOLE              106700         3300
CRANE CO                      COMMON STOCK    224399105      3129       123300  SH             SOLE              118500         4800
DST SYS INC DEL               COMMON STOCK    233326107      4114        90000  SH             SOLE               86500         3500
FOOT LOCKER INC               COMMON STOCK    344849104      2497       172800  SH             SOLE              165800         7000
HCA INC                       COMMON STOCK    404119109      4465        94000  SH             SOLE               88800         5200
HEALTHSOUTH CORP              COMMON STOCK    421924101      3901       305000  SH             SOLE              292900        12100
KROGER CO                     COMMON STOCK    501044101      2687       135000  SH             SOLE              135000
LIBERTE INVS INC DEL          COMMON STOCK    530154103      2978       763700  SH             SOLE              730500        33200
MASCO CORP                    COMMON STOCK    574599106      3660       135000  SH             SOLE              128800         6200
METHODE ELECTRS INC           CL A            591520200      1341       105000  SH             SOLE               99700         5300
MODEM MEDIA INC               CL A            607533106      1561       433500  SH             SOLE              413800        19700
MOORE LTD                     COMMON STOCK    615785102      3880       338000  SH             SOLE              323900        14100
OWENS ILL INC                 COMM NEW        690768403       344        25000  SH             SOLE               24000         1000
PRICELINE COM INC             COMMON STOCK    741503106      1325       475000  SH             SOLE              456000        19000
PRUDENTIAL FINL INC           COMMON STOCK    744320102      4504       135000  SH             SOLE              129500         5500
REGIS CORP MINN               COMMON STOCK    758932107      4007       148300  SH             SOLE              140300         8000
SHAW COMMUNICATIONS INC       CL B CONV       82028K200       756        67500  SH             SOLE               64800         2700
TTR TECHNOLOGIES INC          COMMON STOCK    87305U102         6        20900  SH             SOLE               20900
TENET HEALTHCARE CORP         COMMON STOCK    88033G100      6261        87500  SH             SOLE               84000         3500
TRIAD HOSPITALS  INC          COMMON STOCK    89579K109      5865       138400  SH             SOLE              131800         6600
WASHINGTON POST CO            CLASS B         939640108      5995        11000  SH             SOLE               10600          400
COOPER INDS LTD               CL A            G24182100      2637        67100  SH             SOLE               64400         2700